Retirement Plans (Schedule of Accumulated Other Comprehensive Loss) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other Comprehensive Income Defined Benefit Plans Adjustment Net Of Tax Period Increase Decrease [Abstract]
Beginning Balance	$ (28,396)
Change in pension and post retirement benefits adjustment (net of tax)	(17,221)	$ (3,408)	$ 20,552
Ending Balance	$ (11,175)	$ (28,396)